Unaudited Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues
Time charter revenue	$ 41,688,577	$ 24,045,594
Commissions (including $300,570 and $521,107, respectively, to related party)	(2,436,200)	(1,379,688)
Net revenue	39,252,377	22,665,906
Operating expenses
Voyage expenses, net	(895,290)	(443,075)
Vessel operating expenses (including $57,794 and $111,161, respectively, to related party)	9,225,158	6,241,943
Dry-docking expenses	1,685,985	57,174
Vessel depreciation	5,325,634	3,412,475
Related party management fees	1,464,064	1,085,825
General and administrative expenses (including $625,000 to related party)	1,432,236	1,151,151
Total operating expenses	18,237,787	11,505,493
Operating income	21,014,590	11,160,413
Other income/(expenses)
Interest and other financing costs (including $25,533 and nil, respectively, to related party)	(1,405,623)	(1,121,172)
Loss on debt extinguishment	0	(1,647,654)
(Loss) / gain on derivatives, net	1,475,799	(5,314,405)
Foreign exchange (loss) / gain	27,376	(4,912)
Interest income	386	10,409
Other (expenses) / income, net	97,938	(8,077,734)
Net income	21,112,528	3,082,679
Dividends to Series B Preferred shares	0	(570,925)
Preferred deemed dividend	0	(120,000)
Net income attributable to common shareholders	$ 21,112,528	$ 2,391,754
Earnings per share attributable to common shareholders, basic (in dollars per share)	$ 7.35	$ 1.03
Weighted average number of shares outstanding during the period, basic (in shares)	2,872,966	2,322,588
Earnings per share attributable to common shareholders, diluted (in dollars per share)	$ 7.25	$ 1.01
Weighted average number of shares outstanding during the period, diluted (in shares)	2,911,737	2,364,879